Note 9 - Investments (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of the available-for-sale movements [text block]
	December 31,	December 31,
	2022	2021
	$	$
Equity securities, beginning of year	1,179	11,951
Disposition of equity securities at fair value	(1,111)	(6,371)
Unrealized loss for the period	(57)	(4,401)
Equity securities, end of year	11	1,179